Loans from the Argentine Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total	$ 13,833,439	$ 30,936,161
Argentine Central Bank Financing [member]
Disclosure of detailed information about borrowings [line items]
Total	21,368	30,562
Correspondents [member]
Disclosure of detailed information about borrowings [line items]
Total	1,927,341	509,031
Financing from Local Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	7,036,375	7,621,082
Financing from Foreign Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total		14,253,902
Financing from International Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 4,848,355	$ 8,521,584